Goodwill and Intangible Assets, Finite-lived intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 1,199.1	$ 1,228.1	$ 1,199.1
Accumulated amortization	(110.7)	(169.3)	(110.7)
Finite-lived intangible assets, net	1,088.4	1,058.8	1,088.4
Amortization Expense		62.2	26.8	$ 23.6
Impairment loss on indefinite-lived intangible asset	42.0		42.1	$ 9.3
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019		62.3
2020		62.2
2021		62.0
2022		61.9
2023		61.7
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,122.5	$ 1,146.2	1,122.5
Useful lives of finite-lived intangible assets		18 years
Accumulated amortization	(73.3)	$ (128.7)	(73.3)
Finite-lived intangible assets, net	1,049.2	1,017.5	1,049.2
Patents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1.9	$ 1.7	1.9
Useful lives of finite-lived intangible assets		7 years
Accumulated amortization	(0.5)	$ (0.8)	(0.5)
Finite-lived intangible assets, net	1.4	0.9	1.4
Brands
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	15.6	$ 17.0	15.6
Useful lives of finite-lived intangible assets		10 years
Accumulated amortization	(6.2)	$ (5.9)	(6.2)
Finite-lived intangible assets, net	9.4	11.1	9.4
Purchased and licensed technologies
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	57.3	$ 61.3	57.3
Useful lives of finite-lived intangible assets		10 years
Accumulated amortization	(28.9)	$ (32.1)	(28.9)
Finite-lived intangible assets, net	28.4	29.2	28.4
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1.8	$ 1.9	1.8
Useful lives of finite-lived intangible assets		2 years
Accumulated amortization	(1.8)	$ (1.8)	(1.8)
Finite-lived intangible assets, net	$ 0.0	$ 0.1	$ 0.0